Note 4 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about cash and cash equivalents [text block]
	December 31,
	2017	2016
US dollars	$11	$17
Canadian dollars	1	1
New Israeli Shekels (“NIS”)	2	1
	$14	$19